Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 1,121	$ 1,975
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		324	435
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		797	1,540
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	223	852
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		44	45
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		179	807
Commodity Contract | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	162	408
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		55	28
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		107	380
Commodity Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	78	238
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		32	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		46	231
Commodity Contract | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	55	160
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		55	159
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	1
Commodity Contract | Exchange | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	10	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		10	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	0
Interest Rate Contract | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	904	1,407
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		214	248
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		690	1,159
Interest Rate Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	135	614
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	38
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		$ 133	$ 576

[1]	Excludes derivative assets of $134 million and $201 million at Dominion Energy and $1 million and $30 million at Virginia Power at June 30, 2023 and December 31, 2022, respectively, which are not subject to master netting or other similar arrangements.